UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Asset Management, Inc.
Address:    #5 Radnor Corporate Center, Suite 300
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    November 6, 2002

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/02
                         RUN DATE: 11/06/02 12:37 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   58

FORM 13F INFORMATION TABLE VALUE TOTAL:   $9,662,663,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/02

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC INC COM                  COM              001055102    65509  2134532 SH       SOLE                  1927967        0   206565
ALLERGAN INC COM               COM              018490102      718    13200 SH       SOLE                     8000        0     5200
AMERICAN INTL GROUP INC        COM              026874107   424443  7759465 SH       SOLE                  7077423        0   682042
AMGEN INC                      COM              031162100   404828  9708111 SH       SOLE                  8855536        0   852575
AUTOMATIC DATA PROCESSING      COM              053015103   309948  8914237 SH       SOLE                  8101710        0   812528
BAXTER INTL INC                COM              071813109   155103  5077035 SH       SOLE                  4617300        0   459735
BED BATH & BEYOND INC COM      COM              075896100   138385  4248861 SH       SOLE                  3838769        0   410092
BEST BUY INC COM               COM              086516101      535    23997 SH       SOLE                    10997        0    13000
BIOMET INC                     COM              090613100      599    22500 SH       SOLE                    12500        0    10000
CARDINAL HEALTH INC COM        COM              14149Y108   497050  7991155 SH       SOLE                  7325423        0   665732
CISCO SYS INC                  COM              17275R102   160002 15267377 SH       SOLE                 13930446        0  1336931
CITIGROUP INC.                 COM              172967101   210811  7109986 SH       SOLE                  6449235        0   660751
CITIZENS COMMUNICATIONS CO COM COM              17453B101       69    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100   148472  3095753 SH       SOLE                  2818327        0   277426
COLGATE PALMOLIVE CO           COM              194162103   402343  7457698 SH       SOLE                  6799361        0   658337
CONCORD EFS INC COM            COM              206197105      431    27125 SH       SOLE                    17125        0    10000
DELL COMPUTER CORP COM         COM              247025109   130445  5548474 SH       SOLE                  5041378        0   507096
DOLLAR GEN CORP COM            COM              256669102     7086   527992 SH       SOLE                   509400        0    18592
ELECTRONIC DATA SYSTEMS        COM              285661104      195    13925 SH       SOLE                    13819        0      106
FANNIE MAE                     COM              313586109   311480  5231447 SH       SOLE                  4777489        0   453958
FIRST DATA CORP                COM              319963104      206     7372 SH       SOLE                     5324        0     2048
FOREST LABS INC                COM              345838106     2441    29765 SH       SOLE                    20065        0     9700
GENERAL ELEC CO                COM              369604103   440196 17857848 SH       SOLE                 16289197        0  1568651
HOME DEPOT INC                 COM              437076102   318825 12215513 SH       SOLE                 11155960        0  1059553
ILLINOIS TOOL WORKS INC        COM              452308109      362     6200 SH       SOLE                     3200        0     3000
INTERNATIONAL BUSINESS MACHINE COM              459200101   209022  3584668 SH       SOLE                  3262924        0   321745
JOHNSON & JOHNSON              COM              478160104   337258  6236276 SH       SOLE                  5702342        0   533934
KOHLS CORP COM                 COM              500255104      410     6748 SH       SOLE                     4548        0     2200
LINEAR TECHNOLOGY CORP COM     COM              535678106      559    27000 SH       SOLE                    13000        0    14000
LOWES CO                       COM              548661107    21329   515200 SH       SOLE                   476900        0    38300
MBNA CORP                      COM              55262L100   298850 16259508 SH       SOLE                 14794029        0  1465479
MARSH MCLENNAN                 COM              571748102   104643  2513035 SH       SOLE                  2299928        0   213107
MEDIMMUNE INC COM              COM              584699102      628    30000 SH       SOLE                    15000        0    15000
MEDTRONIC INC                  COM              585055106   471147 11185832 SH       SOLE                 10235742        0   950091
MERCK & CO INC                 COM              589331107      829    18137 SH       SOLE                    13197        0     4940
MICROSOFT CORP                 COM              594918104   363502  8310522 SH       SOLE                  7593863        0   716659
MOLEX INC COM                  COM              608554101     3752   159535 SH       SOLE                   150935        0     8600
NOKIA CORP SPONSORED ADR       COM              654902204   122663  9257589 SH       SOLE                  8390837        0   866752
ORACLE CORP                    COM              68389X105    73489  9349698 SH       SOLE                  8501769        0   847929
PEPSICO INC                    COM              713448108   327624  8866686 SH       SOLE                  8117320        0   749366
PFIZER INC                     COM              717081103   476382 16415628 SH       SOLE                 14999636        0  1415992
PROCTER & GAMBLE CO            COM              742718109   229939  2572605 SH       SOLE                  2348825        0   223781
SLM CORPORATION COM            COM              78442P106   203986  2190104 SH       SOLE                  1994895        0   195209
SPDR TR UNIT SER 1             COM              78462F103     2339    28598 SH       SOLE                    28598        0        0
SIEBEL SYS INC COM             COM              826170102      336    58375 SH       SOLE                    30075        0    28300
STATE STR CORP                 COM              857477103   197682  5115994 SH       SOLE                  4683844        0   432149
STRYKER CORP                   COM              863667101     1507    26167 SH       SOLE                    16167        0    10000
SYSCO CORPORATION              COM              871829107   294178 10362027 SH       SOLE                  9430259        0   931768
TARGET CORP                    COM              87612E106   183761  6224978 SH       SOLE                  5646273        0   578705
TEXAS INSTRUMENTS INC          COM              882508104   156589 10601851 SH       SOLE                  9663962        0   937889
3M COMPANY COM                 COM              88579Y101   279561  2542159 SH       SOLE                  2324922        0   217237
TRAVELERS PPTY CAS CORP NEW CL COM              89420G109      778    58905 SH       SOLE                    37579        0    21326
TRAVELERS PPTY CAS CORP NEW CL COM              89420G406     1644   121518 SH       SOLE                    77565        0    43952
UNITED PARCEL SVC INC CL B     COM              911312106   131712  2106386 SH       SOLE                  1937241        0   169145
UNITED TECHNOLOGIES CORP       COM              913017109      287     5086 SH       SOLE                     3086        0     2000
WAL MART STORES INC            COM              931142103   453871  9217517 SH       SOLE                  8442054        0   775463
WALGREEN COMPANY               COM              931422109   345232 11223392 SH       SOLE                 10207636        0  1015755
WELLS FARGO NEW                COM              949746101   236692  4914696 SH       SOLE                  4481441        0   433255

     LINE COUNT: 58